BORROWINGS - Schedule of Short-Term and Long-Term Debt (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 27, 2019	Sep. 28, 2018
Current maturities of long-term debt
Current maturities of long-term debt	$ 30.7	$ 25.0
Non-current maturities of long-term debt:
Long-term debt excluding current maturities, gross	370.1
Debt issuance costs	(5.7)	(8.2)
Long-term debt outstanding	364.4	364.8
Long-term Debt	395.1	389.8
Other Debt
Current maturities of long-term debt
Current maturities of long-term debt	1.3	0.0
Non-current maturities of long-term debt:
Long-term debt excluding current maturities, gross	2.5	0.0
Secured Debt
Current maturities of long-term debt
Current maturities of long-term debt	29.4	25.0
Non-current maturities of long-term debt:
Long-term debt excluding current maturities, gross	$ 308.6	$ 345.0
Weighted-average interest rate, short-term debt	5.60%	4.20%
Weighted-average interest rate, long-term debt	5.60%	4.20%
Revolving Credit Facility | Revolving Credit Facility
Non-current maturities of long-term debt:
Long-term debt excluding current maturities, gross	$ 59.0	$ 28.0
Weighted-average interest rate, long-term debt	5.60%	4.20%